INCOME TAXES (Schedule of deferred tax assets) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 5,224,941	$ 4,653,240
Intangible assets	53,995	80,472
Allowance for bad debt	35,670
Gross deferred tax assets	5,314,606	4,733,712
Valuation allowance	(5,314,606)	(4,733,712)
Net deferred tax assets